Debt and standby letters of credit facilities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of debt outstanding
Sirius Group's debt outstanding as of December 31, 2019 and 2018 consisted of the following:

(Millions)	December 31, 2019	Effective rate (1)	December 31, 2018	Effective rate (1)
2017 SEK Subordinated Notes, at face value	$295.0	4.0%	$307.6	3.8%
Unamortized issuance costs	(3.8)		(4.0)
2017 SEK Subordinated Notes, carrying value	291.2		303.6
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.3)		(2.6)
Unamortized issuance costs	(3.7)		(4.2)
2016 SIG Senior Notes, carrying value	394.0		393.2
Total debt	$685.2		$696.8
(1)Effective rate considers the effect of the debt issuance costs.

Schedule of contractual repayments of debt
A schedule of contractual repayments of Sirius Group's debt as of December 31, 2019 follows:

(Millions)	December 31, 2019
Due in one year or less	$—
Due in one to three years	—
Due in three to five years	—
Due after five years	695.0
Total	$695.0